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Defiance AI & Power Infrastructure ETF
Account Value [Line Items]
Accumulated Value			$ 10,278	$ 10,000														$ 10,051										$ 11,303										$ 12,587										$ 11,620										$ 11,047										$ 12,269										$ 13,091										$ 12,475										$ 15,635										$ 16,414										$ 16,706									$ 14,305									$ 13,957
Defiance Gold Enhanced Options Income ETF
Account Value [Line Items]
Accumulated Value					$ 10,000														$ 10,032										$ 9,857										$ 9,953										$ 9,951										$ 10,257										$ 10,959										$ 10,983										$ 11,299										$ 11,562										$ 11,917										$ 12,726									$ 11,830									$ 11,701								$ 11,546								$ 10,341								$ 10,510								$ 11,298
Defiance Large Cap ex-Mag 7 ETF
Account Value [Line Items]
Accumulated Value						$ 9,751	$ 10,000													$ 10,357										$ 9,809										$ 10,271										$ 10,286										$ 9,845										$ 9,781										$ 10,195										$ 10,614										$ 10,632										$ 10,858										$ 11,094									$ 11,184									$ 11,315								$ 11,293								$ 11,528								$ 11,771								$ 11,190							$ 12,095							$ 12,670							$ 13,089							$ 12,751							$ 13,059
Defiance Nasdaq 100 Income Target ETF
Account Value [Line Items]
Accumulated Value								$ 9,931	$ 10,000												$ 9,659										$ 9,772										$ 9,998										$ 9,896										$ 10,389										$ 10,402										$ 10,614										$ 10,310										$ 9,531										$ 9,596										$ 10,416									$ 10,955									$ 11,148								$ 11,258								$ 11,742								$ 12,196								$ 11,991							$ 11,881							$ 11,983							$ 11,705							$ 11,182							$ 12,828						$ 14,097						$ 14,088						$ 13,243						$ 13,815
Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,195	$ 10,000															$ 10,692										$ 10,480										$ 10,461										$ 10,546										$ 10,210										$ 9,502										$ 11,278										$ 12,626										$ 12,479										$ 11,461										$ 11,805
Defiance Nasdaq 100 Weekly Distribution ETF
Account Value [Line Items]
Accumulated Value																$ 10,000										$ 9,813										$ 9,728										$ 10,315										$ 10,770										$ 10,842										$ 11,107										$ 11,188										$ 10,757										$ 11,307										$ 11,804										$ 11,575									$ 11,598									$ 11,746								$ 11,599								$ 12,053								$ 11,644								$ 11,700							$ 11,493							$ 10,960							$ 10,688							$ 11,529							$ 12,167						$ 12,597						$ 12,536						$ 13,203						$ 13,439					$ 13,273					$ 13,449				$ 13,534				$ 13,242			$ 12,603			$ 14,446			$ 15,846			$ 15,801		$ 14,837	$ 15,518
Defiance Oil Enhanced Options Income ETF
Account Value [Line Items]
Accumulated Value										$ 10,000												$ 9,998										$ 10,289										$ 10,045										$ 9,531										$ 9,382										$ 9,722										$ 10,093										$ 10,659										$ 11,045										$ 10,836										$ 10,933									$ 9,479									$ 9,907								$ 10,127								$ 10,727								$ 10,540								$ 10,153							$ 9,971							$ 9,965							$ 9,900							$ 10,794							$ 11,769						$ 15,795						$ 16,473						$ 14,925						$ 12,854					$ 14,918					$ 14,915
Defiance R2000 Weekly Distribution ETF
Account Value [Line Items]
Accumulated Value												$ 10,080	$ 10,000											$ 10,489										$ 11,037										$ 10,746										$ 10,923										$ 11,347										$ 10,915										$ 11,397										$ 11,457										$ 12,037										$ 11,819										$ 12,020									$ 11,753									$ 12,288								$ 11,747								$ 12,253								$ 11,929								$ 11,400							$ 11,145							$ 11,662							$ 12,314							$ 12,434							$ 12,879						$ 13,427						$ 13,352						$ 13,126						$ 12,995					$ 13,481					$ 13,481				$ 12,747				$ 14,117			$ 14,627			$ 15,042			$ 14,654			$ 14,715
Defiance S&P 500 Income Target ETF
Account Value [Line Items]
Accumulated Value											$ 10,000												$ 10,174										$ 9,840										$ 10,296										$ 10,603										$ 10,682										$ 10,917										$ 11,106										$ 11,018										$ 11,573										$ 11,300										$ 11,535									$ 11,393									$ 10,744								$ 10,612								$ 11,212								$ 11,718								$ 11,958							$ 12,213							$ 12,535							$ 12,780							$ 12,750							$ 12,738						$ 12,901						$ 12,827						$ 12,262						$ 13,453					$ 14,047					$ 13,874				$ 13,918				$ 14,286
Defiance S&P 500 Weekly Distribution ETF
Account Value [Line Items]
Accumulated Value														$ 9,787	$ 10,000										$ 9,719										$ 10,223										$ 10,564										$ 10,646										$ 10,870										$ 11,057										$ 10,742										$ 11,097										$ 11,498										$ 11,447										$ 11,531									$ 11,732									$ 11,616								$ 12,033								$ 11,639								$ 11,961								$ 11,855							$ 11,369							$ 11,069							$ 11,668							$ 12,171							$ 12,562						$ 12,605						$ 12,983						$ 13,158						$ 13,122					$ 13,241					$ 13,397				$ 13,345				$ 12,770			$ 14,046			$ 14,637			$ 14,465			$ 14,522		$ 14,933
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,136	$ 10,000	9,964	10,000	$ 10,000	$ 9,747	$ 10,000	$ 9,979	$ 10,000	$ 10,000	$ 10,000	$ 10,065	$ 10,000	$ 9,632	$ 10,000	$ 10,000	$ 10,373	10,166	$ 9,895	$ 10,320	$ 10,101	$ 10,133	$ 10,251	$ 10,985	$ 9,430	$ 9,605	$ 10,399	10,537	$ 10,517	$ 10,074	$ 10,346	$ 10,497	$ 9,832	$ 11,484	$ 10,291	$ 9,403	$ 10,405	10,784	$ 11,052	$ 10,354	$ 10,567	$ 10,625	$ 10,320	$ 11,677	$ 10,758	$ 10,262	$ 10,556	10,810	$ 11,300	$ 10,219	$ 10,471	$ 10,882	$ 10,690	$ 12,300	$ 10,939	$ 10,728	$ 10,476	10,817	$ 11,529	$ 9,643	$ 11,086	$ 11,115	$ 10,820	$ 12,696	$ 11,523	$ 10,909	$ 9,954	10,973	$ 11,950	$ 9,578	$ 10,821	$ 11,014	$ 11,083	$ 12,177	$ 11,894	$ 11,491	$ 10,999	10,890	$ 12,230	$ 10,181	$ 11,123	$ 11,660	$ 11,319	$ 12,781	$ 11,408	$ 11,861	$ 11,578	10,348	$ 12,260	$ 10,699	$ 10,978	$ 11,383	$ 11,217	$ 13,240	$ 11,974	$ 11,376	$ 11,467	11,433	$ 12,267	$ 10,939	$ 10,359	$ 11,700	$ 11,875	$ 13,401	$ 12,403	$ 11,940	$ 11,460	12,035	$ 12,445	$ 11,160	$ 10,289	$ 11,547	$ 11,592	$ 13,726	$ 12,554	$ 12,369	$ 11,772	11,921	$ 12,351	$ 11,568	$ 10,936	$ 10,896	$ 11,915	$ 14,019	$ 12,859	$ 12,519	11,913	$ 11,736	$ 11,839	$ 11,493	$ 10,822	$ 11,759	$ 13,892	$ 13,134	$ 12,823	12,238	$ 12,967	$ 11,868	$ 11,750	$ 11,504	$ 11,097	$ 14,707	$ 13,014	$ 13,097	$ 13,650	$ 11,875	$ 11,989	$ 12,089	$ 11,022	$ 14,357	$ 13,778	$ 12,978	$ 13,520	$ 12,047	$ 12,426	$ 12,360	$ 11,715	$ 14,757	$ 13,450	$ 13,740	$ 13,511	$ 11,955	$ 12,717	$ 12,610	$ 12,311	$ 14,564	$ 13,824	$ 13,413	$ 13,879	$ 11,360	$ 12,748	$ 13,071	$ 12,587	$ 13,744	$ 13,644	$ 13,786	$ 12,552	$ 12,756	$ 13,377	$ 12,843	$ 13,650	$ 12,875	$ 13,606	$ 13,213	$ 12,941	$ 13,410	$ 13,311	$ 14,510	$ 12,788	$ 12,840	$ 13,087	$ 12,843	$ 13,418	$ 13,623	$ 15,247	$ 13,593	$ 12,752	$ 13,079	$ 12,203	$ 13,612	$ 13,656	$ 15,590	$ 14,284	$ 13,555	$ 13,435	$ 13,484	$ 13,509	$ 13,665	$ 15,906	$ 14,605	$ 14,244	$ 14,193	$ 12,836	$ 13,863	$ 16,486	$ 14,901	$ 14,564	$ 14,058	$ 14,183	$ 13,758	$ 16,872	$ 15,445	$ 14,859	$ 14,049	$ 14,929	$ 13,073	$ 16,914	$ 15,806	$ 15,402	$ 14,432	$ 14,787	$ 14,444	$ 16,924	$ 15,845	$ 15,762	$ 14,778	$ 15,204	$ 17,169	$ 15,855	$ 15,801	$ 15,180	$ 15,060	$ 17,039	$ 16,085	$ 15,811	$ 15,050	$ 16,190	$ 15,962	$ 16,040	$ 15,460	$ 17,889	$ 15,168	$ 15,918	$ 18,831	$ 16,759	$ 15,125	$ 18,651	$ 17,641	$ 16,712	$ 18,640	$ 17,473	$ 17,592	$ 19,147	$ 17,462	$ 17,425	$ 17,938	$ 17,414	$ 17,888
Market Vector US Listed AI and Power Infrastructure Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,277	$ 10,000														$ 10,053										$ 11,315										$ 12,613										$ 11,648										$ 11,074										$ 12,309										$ 13,141										$ 12,527										$ 15,719										$ 16,515										$ 16,818									$ 14,400									$ 14,055